Share Capital and Share Premium - Preferred Shares (Table) (Details) - Series A Preferred Shares issued $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) shares
Number of shares
As at December 31,	2,567
Issued during the year	0
Shares redeemed by the issuer	(2,567)
As at December 31,	0
USD
As at December 31 | $	$ 2
Shares redeemed by the issuer | $	(2)
As at December 31 | $	$ 0